Long-Term Debt - Summary of Long-Term Debt (Detail) $ / shares in Units, € in Millions, shares in Millions		1 Months Ended	6 Months Ended
	Jan. 31, 2018 USD ($)	Nov. 30, 2015 USD ($)	Jun. 30, 2020 USD ($) subsidiary shares vessel SecurityLoan term_loan	Jun. 30, 2020 NOK (kr) subsidiary shares vessel SecurityLoan term_loan	Jun. 30, 2020 EUR (€) subsidiary shares vessel SecurityLoan term_loan	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2019 NOK (kr) vessel	Dec. 31, 2019 EUR (€) vessel	May 31, 2019 USD ($)	Jan. 26, 2018 USD ($) $ / shares	Jan. 27, 2010 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate, at Point in Time			3.70%	3.70%	3.70%	4.60%	4.60%	4.60%
Total principal			$ 2,265,986,000			$ 2,867,120,000
Less unamortized discount and debt issuance costs			(40,499,000)			(39,968,000)
Total debt			2,225,487,000			2,827,152,000
Less current portion			(322,831,000)			(523,312,000)
Long-term portion			1,902,656,000			2,303,840,000
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year			83,100,000
Long-term Debt, Maturities, Repayments of Principal in Year Two			416,400,000
Long-term Debt, Maturities, Repayments of Principal in Year Three			634,400,000
Long-term Debt, Maturities, Repayments of Principal in Year Four			402,900,000
Long-term Debt, Maturities, Repayments of Principal in Year Five			303,400,000
Long-term Debt, Maturities, Repayments of Principal after Year Five			$ 425,800,000
Number Of Loan Agreements | SecurityLoan			4	4	4
Secured Debt [Member]
Debt Instrument [Line Items]
Total principal			$ 1,000,000,000.0			$ 1,300,000,000
Number Of Debt Instruments | term_loan			6
Number Of Debt Instruments With Balloon Or Bullet Payments | term_loan			5	5	5
Number Of Vessels Held As Collateral | vessel			20	20	20	24	24	24
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Percentage Of Par At Which Notes Sold		99.00%
Long-term debt, percentage bearing fixed interest, percentage rate		8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%			8.50%
Total principal			$ 0			$ 36,712,000
Debt instrument, principal amount		$ 200,000,000									$ 450,000,000
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate			9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%
Total principal			$ 250,000,000			$ 250,000,000
Debt instrument, principal amount									$ 250,000,000.0
Convertible Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate			5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Total principal			$ 125,000,000			$ 125,000,000
Norwegian Krone-denominated Bonds due through August 2023
Debt Instrument [Line Items]
Total principal			212,985,000			347,163,000
U.S. Dollar-denominated Term Loans due through 2030
Debt Instrument [Line Items]
Total principal			1,002,761,000			1,336,437,000
Euro-denominated Term Loans due through 2024
Debt Instrument [Line Items]
Total principal			153,200,000			165,376,000
Other U.S. Dollar-denominated loan
Debt Instrument [Line Items]
Total principal			446,000			3,300,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			950,800,000
Line of Credit Facility, Remaining Borrowing Capacity			$ 429,200,000
Number Of Credit Facilities | term_loan			4	4	4
Line Of Credit Reduction Of Available Borrowing Capacity In Year Four			$ 65,300,000
Total principal			521,594,000			603,132,000
Line Of Credit Reduction Of Available Borrowing Capacity Remainder Of Fiscal Year			157,600,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Two			115,800,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Three			$ 410,800,000
Debt Instrument, Collateral, Number of Vessels | vessel			33	33	33
Revolving Credit Facilities | Secured Debt [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 150,000,000
Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.47%	4.47%	4.47%
Term Loan One [Member]
Debt Instrument [Line Items]
Minimum Level Of Free Cash Maintained Per Loan Agreements			$ 100,000,000.0
Convertible Senior Notes due 2023 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio	85.4701
Debt Instrument, Convertible, If-converted Value in Excess of Principal	$ 1,000
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 11.70
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	20.00%
Sale of Stock, Price Per Share | $ / shares										$ 9.75
Minimum [Member]
Debt Instrument [Line Items]
Undrawn Revolving Credit Facilities Time To Maturity			6 months
Minimum [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.40%
Minimum [Member] | Term Loan One [Member]
Debt Instrument [Line Items]
Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt			7.50%	7.50%	7.50%
Maximum | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.95%
Teekay LNG
Debt Instrument [Line Items]
Minimum Level Of Free Cash Maintained Per Loan Agreements			$ 35,000,000.0
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Total debt			$ 153,200,000		€ 136.4	165,400,000		€ 147.5
Debt Instrument, Collateral, Number of Vessels | vessel			2	2	2
Number Of Debt Instruments | term_loan			2
Number of Subsidiaries | subsidiary			1	1	1
Teekay LNG | Common Class A [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units | shares			25.2	25.2	25.2
Teekay LNG | Minimum [Member] | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.60%
Teekay LNG | Maximum | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.95%
Teekay Tankers [Member] | 2016 Debt Facility [Member]
Debt Instrument [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line			$ 35,000,000.0
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt			5.00%	5.00%	5.00%
Teekay Tankers [Member] | Common Class A [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units | shares			5.0	5.0	5.0
Teekay Tankers [Member] | Minimum [Member] | 2016 Debt Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Term			6 months
Parent Company [Member] | Convertible Senior Notes due 2023 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt	$ 104,600,000
Debt instrument, principal amount										$ 125,000,000.0
Debt Instrument, Interest Rate, Stated Percentage										5.00%
Debt Instrument, Convertible Term	5 years
Debt Instrument, Convertible, Carrying Amount of Equity Component										$ 16,100,000
Nibor Loan [Member] | Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount | kr				kr 2,100,000,000
Unsecured Debt | kr				kr 2,100,000,000			kr 3,100,000,000
Senior Notes			$ 213,000,000.0			$ 347,200,000
Derivative, Notional Amount			$ 248,500,000
Nibor Loan [Member] | Teekay LNG | Minimum [Member] | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			4.60%
Derivative, Fixed Interest Rate			7.72%	7.72%	7.72%
Nibor Loan [Member] | Teekay LNG | Maximum | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			6.00%
Derivative, Fixed Interest Rate			7.89%	7.89%	7.89%
Fixed Rate [Member] | Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | term_loan			2
Three Month London Interbank Offered Rate [Member] | Minimum [Member] | Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.30%
Three Month London Interbank Offered Rate [Member] | Maximum | Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.25%
Debt Instrument, Redemption, Period One [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			100.00%
Debt Instrument, Redemption, Period Two [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			104.625%
Debt Instrument, Redemption, Period Three [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			102.313%
Debt Instrument, Redemption, Period Four [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			100.00%
Transportation Equipment [Member] | Long Term Debt1 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			379.00%	379.00%	379.00%
Vessel Market Value to Loan Required Ratio			125.00%	125.00%	125.00%
Transportation Equipment [Member] | Long Term Debt2 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			218.00%	218.00%	218.00%
Vessel Market Value to Loan Required Ratio			115.00%	115.00%	115.00%
Transportation Equipment [Member] | Long Term Debt3 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			138.00%	138.00%	138.00%
Vessel Market Value to Loan Required Ratio			120.00%	120.00%	120.00%
Transportation Equipment [Member] | Long Term Debt4 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			192.00%	192.00%	192.00%
Vessel Market Value to Loan Required Ratio			135.00%	135.00%	135.00%